Long Term Loans (Details) - Schedule of financing activities in the statement of cash flows - Loans [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Balance beginning	$ 2,083	$ 2,365
Changes from financing cash flows:
Receipts of long-term loans	89
Conversion loans to shares	(1,222)
Receipts of PPP loan		873
Forgiveness of PPP loan		(873)
Repayment of loans	(824)	(389)
Total changes from financing cash flows	(1,957)	(389)
Accrued interest of long-term loans	89	107
Balance ending	$ 215	$ 2,083